Schedule of Investments (unaudited)
December 31, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.2%
AeroVironment, Inc.(a)(b)	3,477	$ 841,052
Archer Aviation, Inc., Class A(a)	74,053	556,879
ATI, Inc.(a)	17,223	1,976,511
Beta Technologies, Inc., Class A(a)	20,830	587,614
BWX Technologies, Inc.	13,214	2,283,908
Carpenter Technology Corp.	8,047	2,533,518
Curtiss-Wright Corp.	840	463,067
Ducommun, Inc.(a)	9,810	933,225
Huntington Ingalls Industries, Inc.	9,444	3,211,621
Intuitive Machines, Inc., Class A(a)	15,000	243,450
Kratos Defense & Security Solutions, Inc.(a)	29,106	2,209,436
Leonardo DRS, Inc.	13,357	455,340
Mercury Systems, Inc.(a)	3,870	282,549
Moog, Inc., Class A	8,062	1,963,500
Rocket Lab Corp.(a)	44,638	3,113,947
Textron, Inc.	13,620	1,187,255
V2X, Inc.(a)	7,900	430,945
Woodward, Inc.	1,397	422,341
		23,696,158
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	15,886	2,553,833
Forward Air Corp.(a)	4,608	115,200
Hub Group, Inc., Class A	12,406	528,620
		3,197,653
Automobile Components — 1.5%
Adient PLC(a)	44,801	858,835
American Axle & Manufacturing Holdings, Inc.(a)	26,218	168,058
BorgWarner, Inc.	134,101	6,042,591
Dana, Inc.	5,122	121,699
Garrett Motion, Inc.	18,126	315,936
Gentex Corp.	40,186	935,128
Mobileye Global, Inc., Class A(a)	74,338	776,089
QuantumScape Corp., Class A(a)	80,174	835,413
Standard Motor Products, Inc.	4,899	180,528
Visteon Corp.	6,522	620,242
		10,854,519
Automobiles — 0.2%
Lucid Group, Inc.(a)	7,688	81,262
Rivian Automotive, Inc., Class A(a)	50,597	997,267
Winnebago Industries, Inc.	7,345	297,619
		1,376,148
Banks — 6.2%
1st Source Corp.	3,102	193,844
Amalgamated Financial Corp.	25,992	832,524
Ameris Bancorp	11,030	819,198
Axos Financial, Inc.(a)	4,695	404,521
Bank of Hawaii Corp.	3,878	265,139
Bank7 Corp.	6,845	280,508
Bar Harbor Bankshares	5,140	159,597
BOK Financial Corp.	3,098	366,989
Byline Bancorp, Inc.	3,634	105,931
Capital City Bank Group, Inc.	4,329	184,285
Capitol Federal Financial, Inc.	8,827	60,112
ConnectOne Bancorp, Inc.	5,367	140,723
Cullen/Frost Bankers, Inc.	50,863	6,440,782
Customers Bancorp, Inc.(a)	9,401	687,401
East West Bancorp, Inc.	8,765	985,098
Eastern Bankshares, Inc.	24,208	446,153
First Bank	26,373	434,100
Security	Shares	Value
Banks (continued)
First Business Financial Services, Inc.	3,051	$ 165,669
First Hawaiian, Inc.	105,254	2,662,926
First Horizon Corp.	152,308	3,640,161
First Internet Bancorp	13,163	274,712
Flushing Financial Corp.	17,382	263,685
FNB Corp.	52,826	903,325
Glacier Bancorp, Inc.	6,988	307,821
Heritage Commerce Corp.	98,075	1,177,881
HomeTrust Bancshares, Inc.	8,814	378,473
Horizon Bancorp, Inc.	59,538	1,009,764
Independent Bank Corp.	64,922	2,111,913
Kearny Financial Corp.	96,497	715,043
Live Oak Bancshares, Inc.	32,268	1,108,406
Metropolitan Bank Holding Corp.	10,638	812,318
Midland States Bancorp, Inc.	28,176	596,486
National Bank Holdings Corp., Class A	4,080	155,081
Northfield Bancorp, Inc.	98,832	1,129,650
OceanFirst Financial Corp.	71,289	1,279,637
Old Second Bancorp, Inc.	5,366	104,637
Orange County Bancorp, Inc.	2,281	65,123
Park National Corp.	2,118	322,317
Peoples Bancorp, Inc.	1,203	36,126
Pinnacle Financial Partners, Inc.	62,509	5,963,984
Republic First Bancorp, Inc.(a)	87,118	9
Southern First Bancshares, Inc.(a)	1,844	95,003
SouthState Bank Corp.	3,709	349,054
Synovus Financial Corp.	73,671	3,687,233
Texas Capital Bancshares, Inc.(a)	3,122	282,666
UMB Financial Corp.	2,416	277,937
United Bankshares, Inc.	4,396	168,806
United Community Banks, Inc.	12,895	402,582
Univest Financial Corp.	11,731	384,073
USCB Financial Holdings, Inc., Class A	8,747	161,120
Washington Trust Bancorp, Inc.	16,530	488,461
Webster Financial Corp.	1,350	84,969
Western New England Bancorp, Inc.	18,690	235,868
Zions Bancorp N.A.	15,411	902,160
		45,511,984
Beverages — 0.1%
Celsius Holdings, Inc.(a)	6,028	275,721
National Beverage Corp.(a)	11,941	380,798
Primo Brands Corp., Class A	17,400	284,490
		941,009
Biotechnology — 6.7%
ACADIA Pharmaceuticals, Inc.(a)	33,354	890,885
Akero Therapeutics, Inc.(a)(c)	2,290	1,488
Alkermes PLC(a)	37,348	1,044,997
Altimmune, Inc.(a)	54,155	195,500
Amicus Therapeutics, Inc.(a)	17,494	249,115
Apellis Pharmaceuticals, Inc.(a)	16,447	413,149
Arcus Biosciences, Inc.(a)	7,419	176,795
Ardelyx, Inc.(a)	80,680	470,364
Arrowhead Pharmaceuticals, Inc.(a)	14,491	962,057
Avidity Biosciences, Inc.(a)	4,427	319,319
Beam Therapeutics, Inc.(a)	10,630	294,664
BioCryst Pharmaceuticals, Inc.(a)	104,635	816,153
Bridgebio Pharma, Inc.(a)	15,682	1,199,516
Caris Life Sciences, Inc.(a)(b)	26,031	702,316
Catalyst Pharmaceuticals, Inc.(a)	41,296	963,849
Celcuity, Inc.(a)	1,307	130,360
Celldex Therapeutics, Inc.(a)	5,998	162,906
Cidara Therapeutics, Inc.(a)	620	136,952

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Cogent Biosciences, Inc.(a)	3,322	$ 117,997
Cytokinetics, Inc.(a)	12,320	782,813
Day One Biopharmaceuticals, Inc.(a)	87,802	818,315
Dyne Therapeutics, Inc.(a)	9,372	183,316
Editas Medicine, Inc.(a)	31,081	63,716
Exact Sciences Corp.(a)	23,239	2,360,153
Exelixis, Inc.(a)	40,673	1,782,698
GRAIL, Inc.(a)	3,543	303,245
Halozyme Therapeutics, Inc.(a)	5,237	352,450
Ideaya Biosciences, Inc.(a)	31,300	1,082,041
Insmed, Inc.(a)	21,962	3,822,266
Intellia Therapeutics, Inc.(a)(b)	32,612	293,182
Ionis Pharmaceuticals, Inc.(a)	26,487	2,095,387
Krystal Biotech, Inc., Class A3(a)	485	119,572
Kura Oncology, Inc.(a)	17,077	177,430
Kymera Therapeutics, Inc.(a)	7,459	580,385
Madrigal Pharmaceuticals, Inc.(a)	2,376	1,383,640
MannKind Corp.(a)	141,290	801,114
MiMedx Group, Inc.(a)	97,922	662,932
Mirum Pharmaceuticals, Inc.(a)	4,035	318,725
Moderna, Inc.(a)	26,081	769,129
Monte Rosa Therapeutics, Inc.(a)	6,431	100,838
MoonLake Immunotherapeutics(a)	6,836	90,098
Natera, Inc.(a)	3,258	746,375
Neurocrine Biosciences, Inc.(a)	9,933	1,408,797
Praxis Precision Medicines, Inc.(a)	3,531	1,040,727
Protagonist Therapeutics, Inc.(a)	1,871	163,413
PTC Therapeutics, Inc.(a)	11,114	844,219
Recursion Pharmaceuticals, Inc., Class A(a)(b)	136,789	559,467
REGENXBIO, Inc.(a)	62,212	895,853
Revolution Medicines, Inc.(a)	25,739	2,050,111
Rhythm Pharmaceuticals, Inc.(a)	1,181	126,414
Roivant Sciences Ltd.(a)	9,225	200,182
Sarepta Therapeutics, Inc.(a)	36,501	785,502
Scholar Rock Holding Corp.(a)	2,710	119,375
Soleno Therapeutics, Inc.(a)	7,302	338,083
SQZ Biotechnologies Co.(a)	1,031	25
Summit Therapeutics, Inc.(a)(b)	6,132	107,249
Syndax Pharmaceuticals, Inc.(a)	47,037	988,247
TG Therapeutics, Inc.(a)	31,835	949,001
Travere Therapeutics, Inc.(a)	13,006	496,959
Twist Bioscience Corp.(a)	27,237	863,958
Ultragenyx Pharmaceutical, Inc.(a)	40,996	942,908
United Therapeutics Corp.(a)	6,044	2,944,939
UroGen Pharma Ltd.(a)	3,442	80,612
Vanda Pharmaceuticals, Inc.(a)	118,193	1,042,462
Vaxcyte, Inc.(a)	8,948	412,861
Vera Therapeutics, Inc., Class A(a)	2,512	127,208
Veracyte, Inc.(a)	25,520	1,074,392
Viking Therapeutics, Inc.(a)(b)	32,543	1,144,863
Vir Biotechnology, Inc.(a)	13,947	84,100
Voyager Therapeutics, Inc.(a)	10,632	41,784
Xencor, Inc.(a)	6,461	98,918
Zymeworks, Inc.(a)	28,705	755,803
		49,626,634
Broadline Retail — 0.9%
Dillard’s, Inc., Class A	824	499,624
Etsy, Inc.(a)	34,684	1,922,881
Groupon, Inc.(a)(b)	26,796	471,878
Kohl’s Corp.	41,582	848,689
Security	Shares	Value
Broadline Retail (continued)
Macy’s, Inc.	72,811	$ 1,605,482
Ollie’s Bargain Outlet Holdings, Inc.(a)	14,818	1,624,201
		6,972,755
Building Products — 1.1%
A. O. Smith Corp.	1,257	84,068
Advanced Drainage Systems, Inc.	4,378	634,066
Allegion PLC	14,720	2,343,718
Armstrong World Industries, Inc.	7,042	1,345,726
AZZ, Inc.	870	93,247
Caesarstone Ltd.(a)	4,705	8,751
Fortune Brands Innovations, Inc.	16,907	845,688
Gibraltar Industries, Inc.(a)	3,767	186,241
Owens Corning	15,236	1,705,061
Resideo Technologies, Inc.(a)	11,828	415,399
UFP Industries, Inc.	1,397	127,197
Zurn Elkay Water Solutions Corp.	9,180	426,778
		8,215,940
Capital Markets — 2.8%
Acadian Asset Management, Inc.	6,457	303,479
BGC Group, Inc., Class A	7,246	64,707
Carlyle Group, Inc. (The)	7,851	464,073
Evercore, Inc., Class A	868	295,337
FactSet Research Systems, Inc.	6,049	1,755,359
Franklin Resources, Inc.	98,760	2,359,376
Hamilton Lane, Inc., Class A	606	81,392
Houlihan Lokey, Inc., Class A	9,552	1,663,863
Interactive Brokers Group, Inc., Class A	29,755	1,913,544
Invesco Ltd.	23,224	610,094
Janus Henderson Group PLC	17,953	854,024
Jefferies Financial Group, Inc.	26,195	1,623,304
MarketAxess Holdings, Inc.	5,942	1,076,988
Morningstar, Inc.	6,483	1,408,821
PJT Partners, Inc., Class A	3,222	538,718
SEI Investments Co.	23,087	1,893,596
StepStone Group, Inc., Class A	2,955	189,622
Virtu Financial, Inc., Class A	59,075	1,968,379
Webull Corp.(a)	24,278	188,640
XP, Inc., Class A	62,361	1,020,850
		20,274,166
Chemicals — 1.1%
Albemarle Corp.	10,242	1,448,629
Balchem Corp.	2,300	352,728
Celanese Corp., Class A	13,136	555,390
Element Solutions, Inc.	32,161	803,703
FMC Corp.	25,699	356,445
Huntsman Corp.	219,741	2,197,410
Mativ Holdings, Inc.	38,650	469,598
Mosaic Co. (The)	55,615	1,339,765
Olin Corp.	32,117	668,997
		8,192,665
Commercial Services & Supplies — 0.3%
ACV Auctions, Inc., Class A(a)	26,671	213,901
CoreCivic, Inc.(a)	35,164	671,984
GEO Group, Inc. (The)(a)	20,775	334,893
MillerKnoll, Inc.	10,596	193,695
Montrose Environmental Group, Inc.(a)	4,437	110,171
Tetra Tech, Inc.	10,739	360,186
		1,884,830
Communications Equipment — 2.0%
ADTRAN Holdings, Inc.(a)	6,172	53,635

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Applied Optoelectronics, Inc.(a)	15,492	$ 540,051
Calix, Inc.(a)	47,164	2,496,391
Ciena Corp.(a)	19,830	4,637,642
CommScope Holding Co., Inc.(a)	36,342	658,880
Extreme Networks, Inc.(a)	24,671	410,772
F5, Inc.(a)	1,343	342,814
Harmonic, Inc.(a)	126,589	1,251,965
Lumentum Holdings, Inc.(a)	11,174	4,118,625
NETGEAR, Inc.(a)	3,084	75,651
Viasat, Inc.(a)	13,327	459,248
		15,045,674
Construction & Engineering — 3.2%
AECOM	18,552	1,768,562
API Group Corp.(a)	17,358	664,117
Argan, Inc.	891	279,168
Centuri Holdings, Inc.(a)	12,746	321,836
Comfort Systems U.S.A., Inc.	7,899	7,372,058
Construction Partners, Inc., Class A(a)	5,790	628,504
Dycom Industries, Inc.(a)	7,622	2,575,474
EMCOR Group, Inc.	3,169	1,938,763
Everus Construction Group, Inc.(a)	2,131	182,328
Fluor Corp.(a)	27,665	1,096,364
MasTec, Inc.(a)	18,367	3,992,435
Primoris Services Corp.	6,179	767,061
Sterling Infrastructure, Inc.(a)	1,172	358,902
Tutor Perini Corp.	22,909	1,535,361
WillScot Holdings Corp., Class A	8,441	158,944
		23,639,877
Consumer Finance — 2.3%
Ally Financial, Inc.	59,621	2,700,235
Encore Capital Group, Inc.(a)	8,358	454,257
Enova International, Inc.(a)	21,314	3,350,561
EZCORP, Inc., Class A, NVS(a)	55,180	1,071,596
LendingClub Corp.(a)	7,197	136,311
LendingTree, Inc.(a)	4,205	223,243
Navient Corp.	36,725	477,425
OneMain Holdings, Inc.	46,475	3,139,386
Oportun Financial Corp.(a)	39,964	211,410
PRA Group, Inc.(a)	30,078	532,080
Regional Management Corp.	10,911	422,801
SoFi Technologies, Inc.(a)	138,105	3,615,589
Upstart Holdings, Inc.(a)	16,887	738,469
		17,073,363
Consumer Staples Distribution & Retail — 2.9%
Albertsons Cos., Inc., Class A	61,988	1,064,334
BJ’s Wholesale Club Holdings, Inc.(a)	29,722	2,675,872
Casey’s General Stores, Inc.	7,041	3,891,631
Chefs’ Warehouse, Inc. (The)(a)	2,660	165,798
Maplebear, Inc.(a)	43,218	1,943,946
Performance Food Group Co.(a)	66,257	5,957,829
Sprouts Farmers Market, Inc.(a)	40,029	3,189,110
U.S. Foods Holding Corp.(a)	17,539	1,321,037
United Natural Foods, Inc.(a)	28,367	955,117
		21,164,674
Containers & Packaging — 0.7%
Crown Holdings, Inc.	30,524	3,143,056
Greif, Inc., Class A, NVS	3,580	242,366
Packaging Corp. of America	10,222	2,108,083
		5,493,505
Security	Shares	Value
Distributors — 0.3%
GigaCloud Technology, Inc., Class A(a)	14,064	$ 552,434
Gold.com, Inc.	20,863	710,385
LKQ Corp.	20,150	608,530
Pool Corp.	1,549	354,334
		2,225,683
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc.(a)	23,490	2,381,886
Coursera, Inc.(a)	134,847	992,474
Duolingo, Inc., Class A(a)	7,041	1,235,696
Frontdoor, Inc.(a)	8,113	468,039
Grand Canyon Education, Inc.(a)	6,366	1,058,729
H&R Block, Inc.	8,040	350,383
Laureate Education, Inc., Class A(a)	51,326	1,728,146
Perdoceo Education Corp.	5,690	166,888
Strategic Education, Inc.	3,649	292,650
Udemy, Inc.(a)	9,646	56,429
		8,731,320
Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	7,631	157,504
Essential Properties Realty Trust, Inc.	39,599	1,174,506
		1,332,010
Diversified Telecommunication Services — 0.5%
AST SpaceMobile, Inc., Class A(a)	31,108	2,259,374
GCI Liberty, Inc., Class A(a)	238	8,775
Globalstar, Inc.(a)	5,353	326,747
IDT Corp., Class B	1,722	88,184
Iridium Communications, Inc.	11,510	200,044
Liberty Global Ltd., Class A(a)	16,999	189,369
Lumen Technologies, Inc.(a)	122,929	955,158
		4,027,651
Electric Utilities — 0.6%
NRG Energy, Inc.	7,831	1,247,008
Oklo, Inc., Class A(a)	5,317	381,548
Portland General Electric Co.	52,106	2,500,567
		4,129,123
Electrical Equipment — 2.0%
Acuity, Inc.	3,378	1,216,215
American Superconductor Corp.(a)	2,774	79,836
Bloom Energy Corp., Class A(a)	29,499	2,563,168
EnerSys	18,421	2,703,282
Enovix Corp.(a)(b)	7,856	57,427
Eos Energy Enterprises, Inc., Class A(a)	16,445	188,460
Fluence Energy, Inc., Class A(a)	5,974	118,166
Generac Holdings, Inc.(a)	5,518	752,490
Nextpower, Inc., Class A(a)	23,319	2,031,318
NuScale Power Corp., Class A(a)(b)	24,409	345,875
nVent Electric PLC	16,112	1,642,941
Regal Rexnord Corp.	9,716	1,363,349
Shoals Technologies Group, Inc., Class A(a)	11,897	101,124
Sunrun, Inc.(a)	24,833	456,927
Vicor Corp.(a)	9,763	1,070,025
		14,690,603
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc.	9,050	1,894,798
Avnet, Inc.	12,109	582,201
Badger Meter, Inc.	3,734	651,247
Cognex Corp.	46,715	1,680,806
Coherent Corp.(a)	20,275	3,742,157
Fabrinet(a)	6,326	2,880,101
Flex Ltd.(a)	59,997	3,625,019

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Insight Enterprises, Inc.(a)	5,704	$ 464,705
IPG Photonics Corp.(a)	5,928	424,445
Jabil, Inc.	964	219,811
Littelfuse, Inc.	1,268	320,703
Methode Electronics, Inc.	52,385	347,836
Mirion Technologies, Inc., Class A(a)	12,170	285,021
Napco Security Technologies, Inc.	1,885	78,605
nLight, Inc.(a)	7,808	292,878
OSI Systems, Inc.(a)	616	157,117
Ouster, Inc.(a)	16,810	363,768
PC Connection, Inc.	6,185	357,246
Plexus Corp.(a)	2,089	307,083
Sanmina Corp.(a)	7,871	1,181,201
TD SYNNEX Corp.	6,580	988,513
TTM Technologies, Inc.(a)	27,670	1,909,230
Vontier Corp.	1,505	55,956
		22,810,447
Energy Equipment & Services — 0.8%
Archrock, Inc.	27,744	721,899
Liberty Energy, Inc., Class A	6,631	122,408
Oceaneering International, Inc.(a)	58,804	1,413,060
Patterson-UTI Energy, Inc.	235,736	1,440,347
TechnipFMC PLC	34,425	1,533,978
Transocean Ltd.(a)	219,598	906,940
		6,138,632
Entertainment — 0.4%
Lionsgate Studios Corp.(a)	18,304	167,115
Playtika Holding Corp.	38,329	151,400
Roku, Inc., Class A(a)	27,069	2,936,716
		3,255,231
Financial Services — 1.6%
Affirm Holdings, Inc., Class A(a)	36,055	2,683,574
Banco Latinoamericano de Comercio Exterior SA, Class E	3,613	161,140
Essent Group Ltd.	15,898	1,033,529
Euronet Worldwide, Inc.(a)	5,122	389,835
MGIC Investment Corp.	14,971	437,453
NMI Holdings, Inc., Class A(a)	52,090	2,124,751
Pagseguro Digital Ltd., Class A	88,122	849,496
Radian Group, Inc.	12,226	440,014
Remitly Global, Inc.(a)	99,467	1,372,644
StoneCo Ltd., Class A(a)	4,154	61,438
Toast, Inc., Class A(a)	12,660	449,557
Velocity Financial, Inc.(a)	16,787	348,498
Voya Financial, Inc.	10,886	810,898
Walker & Dunlop, Inc.	4,887	293,953
		11,456,780
Food Products — 0.1%
Cal-Maine Foods, Inc.	4,842	385,278
Smithfield Foods, Inc.	2,921	65,226
		450,504
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A	10,652	483,601
National Fuel Gas Co.	4,667	373,640
New Jersey Resources Corp.	91,696	4,229,019
ONE Gas, Inc.	10,355	799,924
Southwest Gas Holdings, Inc.	14,458	1,156,929
		7,043,113
Ground Transportation — 0.7%
Covenant Logistics Group, Inc., Class A	16,111	355,086
Security	Shares	Value
Ground Transportation (continued)
Knight-Swift Transportation Holdings, Inc.	3,183	$ 166,407
Lyft, Inc., Class A(a)	76,156	1,475,142
RXO, Inc.(a)	19,853	250,942
Ryder System, Inc.	4,779	914,653
Saia, Inc.(a)	552	180,239
U-Haul Holding Co., NVS	1,399	65,389
XPO, Inc.(a)	10,926	1,484,953
		4,892,811
Health Care Equipment & Supplies — 1.3%
Accuray, Inc.(a)	28,286	23,325
DENTSPLY SIRONA, Inc.	41,811	477,900
Glaukos Corp.(a)	11,255	1,270,802
Haemonetics Corp.(a)	4,412	353,622
Inmode Ltd.(a)	25,083	368,469
Inogen, Inc.(a)	6	40
Inspire Medical Systems, Inc.(a)	5,898	543,973
iRadimed Corp.	5,456	530,760
iRhythm Technologies, Inc.(a)	6,683	1,185,831
LivaNova PLC(a)	7,159	440,493
Masimo Corp.(a)(b)	3,594	467,436
NeuroPace, Inc.(a)	25,385	391,944
Novocure Ltd.(a)	90,582	1,171,225
Omnicell, Inc.(a)	11,257	509,942
Penumbra, Inc.(a)	1,869	581,091
Tandem Diabetes Care, Inc.(a)	26,958	592,537
TransMedics Group, Inc.(a)	4,320	525,528
		9,434,918
Health Care Providers & Services — 3.6%
Acadia Healthcare Co., Inc.(a)	7,447	105,673
Alignment Healthcare, Inc.(a)	44,052	870,027
Billiontoone, Inc., Class A(a)	29	2,373
BrightSpring Health Services, Inc.(a)	15,648	586,018
Castle Biosciences, Inc.(a)	10,914	424,555
Clover Health Investments Corp., Class A(a)	42,877	100,761
CorVel Corp.(a)	3,970	268,650
Cross Country Healthcare, Inc.(a)	3,359	27,208
Encompass Health Corp.	42,196	4,478,683
Ensign Group, Inc. (The)	5,703	993,463
Fulgent Genetics, Inc.(a)	10,264	269,635
GeneDx Holdings Corp., Class A(a)	1,469	191,058
Guardant Health, Inc.(a)	19,448	1,986,419
HealthEquity, Inc.(a)	13,682	1,253,408
Henry Schein, Inc.(a)	17,816	1,346,533
Hims & Hers Health, Inc., Class A(a)(b)	40,090	1,301,722
Hinge Health, Inc., Class A(a)	9,562	444,155
LifeStance Health Group, Inc.(a)	139,531	982,298
Molina Healthcare, Inc.(a)	534	92,670
PACS Group, Inc.(a)	9,895	379,869
Privia Health Group, Inc.(a)	54,049	1,281,502
Progyny, Inc.(a)	28,999	744,694
RadNet, Inc.(a)	4,878	348,045
Select Medical Holdings Corp.	110,262	1,637,391
Tenet Healthcare Corp.(a)	19,829	3,940,419
Universal Health Services, Inc., Class B	8,049	1,754,843
Viemed Healthcare, Inc.(a)	53,409	396,829
		26,208,901
Health Care REITs — 0.5%
Omega Healthcare Investors, Inc.	77,318	3,428,280
Sabra Health Care REIT, Inc.	6,275	118,849
		3,547,129

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology — 0.4%
Doximity, Inc., Class A(a)	33,525	$ 1,484,487
Evolent Health, Inc., Class A(a)	10,407	41,628
Health Catalyst, Inc.(a)	27,539	65,818
Phreesia, Inc.(a)	36,997	625,989
Schrodinger, Inc.(a)	38,514	688,631
Teladoc Health, Inc.(a)	12,107	84,749
		2,991,302
Hotel & Resort REITs — 0.7%
Chatham Lodging Trust	5,184	35,303
DiamondRock Hospitality Co.	72,936	653,507
Host Hotels & Resorts, Inc.	214,980	3,811,595
RLJ Lodging Trust	63,256	471,257
		4,971,662
Hotels, Restaurants & Leisure — 0.6%
Caesars Entertainment, Inc.(a)	19,130	447,451
Dutch Bros, Inc., Class A(a)	5,619	343,995
Life Time Group Holdings, Inc.(a)	3,825	101,668
Lindblad Expeditions Holdings, Inc.(a)	17,223	248,356
Monarch Casino & Resort, Inc.	1,756	168,049
Norwegian Cruise Line Holdings Ltd.(a)	53,931	1,203,740
Planet Fitness, Inc., Class A(a)	3,731	404,702
Red Rock Resorts, Inc., Class A	2,967	183,806
Rush Street Interactive, Inc., Class A(a)	50,343	978,164
Sharplink Gaming, Inc.(a)	18,961	169,511
		4,249,442
Household Durables — 0.9%
Century Communities, Inc.	11,571	686,739
Champion Homes, Inc.(a)	8,940	755,430
Green Brick Partners, Inc.(a)	3,720	233,095
KB Home	12,129	684,197
Leggett & Platt, Inc.	21,758	239,338
LGI Homes, Inc.(a)	3,774	162,131
M/I Homes, Inc.(a)	14,166	1,812,540
Newell Brands, Inc.	281,197	1,046,053
Sonos, Inc.(a)	18,007	316,203
Toll Brothers, Inc.	5,243	708,958
		6,644,684
Household Products — 0.1%
Central Garden & Pet Co., Class A, NVS(a)	25,361	740,288
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	53,861	772,367
Talen Energy Corp.(a)	345	129,320
		901,687
Industrial Conglomerates — 0.4%
Brookfield Business Corp., Class A(b)	76,069	2,729,356
Industrial REITs — 0.8%
Americold Realty Trust, Inc.	57,185	735,399
EastGroup Properties, Inc.	618	110,091
First Industrial Realty Trust, Inc.	85,930	4,921,211
		5,766,701
Insurance — 3.5%
American Financial Group, Inc.	1,252	171,123
AMERISAFE, Inc.	30,852	1,185,025
Assurant, Inc.	8,382	2,018,805
Assured Guaranty Ltd.	11,306	1,016,070
Axis Capital Holdings Ltd.	5,833	624,656
Donegal Group, Inc., Class A	12,573	251,209
eHealth, Inc.(a)	13,777	63,374
Fidelis Insurance Holdings Ltd.	6,221	121,745
Security	Shares	Value
Insurance (continued)
First American Financial Corp.	8,903	$ 547,000
Genworth Financial, Inc., Class A(a)	31,316	282,784
Globe Life, Inc.	10,392	1,453,425
Hanover Insurance Group, Inc. (The)	13,350	2,439,980
Kinsale Capital Group, Inc.	2,526	987,969
Lemonade, Inc.(a)	8,830	628,519
Mercury General Corp.	3,762	353,854
NI Holdings, Inc.(a)	16,634	221,232
Oscar Health, Inc., Class A(a)	32,855	472,126
Palomar Holdings, Inc.(a)	16,721	2,253,322
Reinsurance Group of America, Inc.	32,752	6,663,722
RenaissanceRe Holdings Ltd.	1,740	489,218
Root, Inc., Class A(a)	2,849	205,783
Ryan Specialty Holdings, Inc., Class A	2,392	123,499
Stewart Information Services Corp.	24,337	1,709,918
Tiptree, Inc.	1,028	18,782
Universal Insurance Holdings, Inc.	6,095	206,011
Unum Group	20,096	1,557,440
		26,066,591
Interactive Media & Services — 0.5%
EverQuote, Inc., Class A(a)	33,722	910,494
Grindr, Inc.(a)	46,451	628,947
MediaAlpha, Inc., Class A(a)	14,185	183,696
QuinStreet, Inc.(a)	44,901	645,227
Shutterstock, Inc.	17,287	330,182
Taboola.com Ltd.(a)	92,630	427,024
Yelp, Inc.(a)	3,911	118,855
ZipRecruiter, Inc., Class A(a)	149,122	581,576
		3,826,001
IT Services — 0.8%
Amdocs Ltd.	16,008	1,288,804
Applied Digital Corp.(a)	14,464	354,657
DigitalOcean Holdings, Inc.(a)(b)	2,738	131,753
DXC Technology Co.(a)	34,836	510,347
EPAM Systems, Inc.(a)	8,248	1,689,850
Fastly, Inc., Class A(a)	14,466	147,264
Globant SA(a)	18,570	1,213,921
Kyndryl Holdings, Inc.(a)	21,396	568,278
		5,904,874
Leisure Products — 0.4%
Brunswick Corp.	3,041	225,764
Hasbro, Inc.	20,418	1,674,276
Peloton Interactive, Inc., Class A(a)	75,704	466,337
Polaris, Inc.	4,838	306,003
		2,672,380
Life Sciences Tools & Services — 0.6%
Avantor, Inc.(a)	24,112	276,323
Azenta, Inc.(a)	11,819	393,100
Bio-Techne Corp.	4,729	278,112
Charles River Laboratories International, Inc.(a)	3,050	608,414
Fortrea Holdings, Inc.(a)	4,693	80,954
Medpace Holdings, Inc.(a)	1,284	721,159
Personalis, Inc.(a)	33,930	270,083
QIAGEN NV	11,031	496,064
Repligen Corp.(a)	1,496	245,135
Tempus AI, Inc., Class A(a)	14,483	855,221
		4,224,565
Machinery — 4.1%
Aebi Schmidt Holding AG	21,487	271,811
Atmus Filtration Technologies, Inc.	31,760	1,648,662

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Chart Industries, Inc.(a)	2,324	$ 479,279
Crane Co.	4,940	911,084
Donaldson Co., Inc.	40,814	3,618,569
Energy Recovery, Inc.(a)	23,426	316,017
ESCO Technologies, Inc.	2,793	545,724
Federal Signal Corp.	3,564	387,015
Flowserve Corp.	27,741	1,924,671
Franklin Electric Co., Inc.	13,852	1,323,282
Greenbrier Cos., Inc. (The)	8,891	415,565
ITT, Inc.	19,195	3,330,524
Kadant, Inc.	433	123,414
Lincoln Electric Holdings, Inc.	7,261	1,740,026
Mueller Industries, Inc.	35,296	4,051,981
Oshkosh Corp.	3,726	468,097
Pentair PLC	40,132	4,179,346
RBC Bearings, Inc.(a)	1,718	770,403
SPX Technologies, Inc.(a)	4,173	834,850
Stanley Black & Decker, Inc.	13,967	1,037,469
Toro Co. (The)	11,402	897,565
Worthington Enterprises, Inc.	18,897	974,518
		30,249,872
Marine Transportation — 0.5%
Kirby Corp.(a)	20,055	2,209,660
Matson, Inc.	13,526	1,671,137
		3,880,797
Media — 1.2%
DoubleVerify Holdings, Inc.(a)	35,786	409,392
EchoStar Corp., Class A(a)(b)	11,045	1,200,591
Magnite, Inc.(a)	32,013	519,571
New York Times Co. (The), Class A	32,949	2,287,320
News Corp., Class A, NVS	55,078	1,438,637
News Corp., Class B	22,894	678,349
Omnicom Group, Inc.	11,105	896,729
Sirius XM Holdings, Inc.	48,676	973,277
Thryv Holdings, Inc.(a)	16,344	98,881
		8,502,747
Metals & Mining — 3.0%
Alcoa Corp.	31,031	1,648,987
Alpha Metallurgical Resources, Inc.(a)(b)	9,168	1,832,500
Century Aluminum Co.(a)	32,658	1,279,541
Cleveland-Cliffs, Inc.(a)(b)	143,662	1,907,831
Coeur Mining, Inc.(a)	75,414	1,344,632
Commercial Metals Co.	16,596	1,148,775
Compass Minerals International, Inc.(a)	9,861	193,670
Constellium SE, Class A(a)	69,379	1,307,794
Elevra Lithium Ltd., ADR(a)(b)	2,000	105,140
Hecla Mining Co.	30,961	594,142
Kaiser Aluminum Corp.	9,120	1,047,523
Materion Corp.	4,131	513,566
MP Materials Corp., Class A(a)	18,572	938,258
Novagold Resources, Inc.(a)	13,392	124,813
Olympic Steel, Inc.	17,121	732,522
Ramaco Resources, Inc., Class A(a)	22,435	403,830
Ramaco Resources, Inc., Class B	112	1,316
Reliance, Inc.	11,244	3,248,054
Royal Gold, Inc.	11,924	2,650,586
SSR Mining, Inc.(a)	11,977	262,536
SunCoke Energy, Inc.	21,202	152,654
Warrior Met Coal, Inc.	5,669	499,836
		21,938,506
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	50,631	$ 1,132,109
Multi-Utilities — 0.7%
Avista Corp.	78,662	3,031,633
Black Hills Corp.	14,245	988,888
Northwestern Energy Group, Inc.	18,518	1,195,152
		5,215,673
Office REITs — 0.0%
COPT Defense Properties	3,545	98,551
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.	15,659	278,573
Antero Resources Corp.(a)	47,634	1,641,468
Ardmore Shipping Corp.	9,186	97,280
California Resources Corp.	25,494	1,139,837
Centrus Energy Corp., Class A(a)	2,103	510,524
Chord Energy Corp.	28,841	2,673,561
Civitas Resources, Inc.	21,133	572,493
Clean Energy Fuels Corp.(a)	63,090	132,489
CNX Resources Corp.(a)	11,582	425,870
Delek U.S. Holdings, Inc.	8,374	248,373
DT Midstream, Inc.	3,575	427,856
Energy Fuels, Inc.(a)(b)	34,778	505,672
EQT Corp.	14,423	773,073
Golar LNG Ltd.	2,341	87,109
Green Plains, Inc.(a)	8,866	86,887
HF Sinclair Corp.	35,035	1,614,413
International Seaways, Inc.	6,219	301,932
Matador Resources Co.	28,668	1,216,670
Murphy Oil Corp.	7,972	249,125
Ovintiv, Inc.	41,176	1,613,687
Par Pacific Holdings, Inc.(a)	10,337	363,242
PBF Energy, Inc., Class A	9,276	251,565
Permian Resources Corp., Class A	19,010	266,710
Plains GP Holdings LP, Class A	10,668	204,185
Range Resources Corp.	9,503	335,076
Scorpio Tankers, Inc.	17,951	912,449
SM Energy Co.	125,117	2,339,688
Uranium Energy Corp.(a)	52,701	615,548
		19,885,355
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	38,340	1,928,502
American Airlines Group, Inc.(a)	21,649	331,879
Joby Aviation, Inc., Class A(a)	103,400	1,364,880
SkyWest, Inc.(a)	18,020	1,809,388
		5,434,649
Pharmaceuticals — 1.3%
Amneal Pharmaceuticals, Inc., Class A(a)	130,862	1,648,861
Amylyx Pharmaceuticals, Inc.(a)	27,107	327,452
Arvinas, Inc.(a)	38,437	455,863
Atea Pharmaceuticals, Inc.(a)	20,922	74,691
Axsome Therapeutics, Inc.(a)	2,731	498,790
Corcept Therapeutics, Inc.(a)	20,366	708,737
Harmony Biosciences Holdings, Inc.(a)	16,900	632,398
Jazz Pharmaceuticals PLC(a)	7,266	1,235,220
Nektar Therapeutics(a)	6,935	293,212
Nuvation Bio, Inc., Class A(a)	20,660	185,114
Ocular Therapeutix, Inc.(a)	29,462	357,669
Pacira BioSciences, Inc.(a)	5,994	155,125
Phibro Animal Health Corp., Class A	4,539	169,577
Supernus Pharmaceuticals, Inc.(a)	4,043	200,937
Tarsus Pharmaceuticals, Inc.(a)	10,809	885,041

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Theravance Biopharma, Inc.(a)	4,175	$ 78,114
Trevi Therapeutics, Inc.(a)	57,846	724,232
Viatris, Inc.	42,233	525,801
WaVe Life Sciences Ltd.(a)	26,359	448,103
		9,604,937
Professional Services — 2.3%
CACI International, Inc., Class A(a)	2,915	1,553,141
ExlService Holdings, Inc.(a)	122,634	5,204,587
Genpact Ltd.	58,343	2,729,285
IBEX Holdings Ltd.(a)	18,548	708,163
ICF International, Inc.	6,804	580,381
KBR, Inc.	32,864	1,321,133
Legalzoom.com, Inc.(a)	58,881	584,688
ManpowerGroup, Inc.	19,794	588,476
Maximus, Inc.	3,821	329,829
Planet Labs PBC, Class A(a)	35,051	691,206
Robert Half, Inc.	21,115	573,483
TriNet Group, Inc.	5,278	312,088
Upwork, Inc.(a)	34,438	682,561
Willdan Group, Inc.(a)	8,510	882,147
		16,741,168
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.(a)	11,024	156,100
Compass, Inc., Class A(a)	63,216	668,193
Kennedy-Wilson Holdings, Inc.	23,229	224,624
Marcus & Millichap, Inc.	7,903	215,673
Newmark Group, Inc., Class A	10,885	188,746
Opendoor Technologies, Inc., Class A(a)	21,801	127,100
Zillow Group, Inc., Class A(a)	5,287	360,732
Zillow Group, Inc., Class C, NVS(a)	22,849	1,558,759
		3,499,927
Residential REITs — 0.3%
American Homes 4 Rent, Class A	3,734	119,861
Camden Property Trust	12,813	1,410,455
Clipper Realty, Inc.	18	69
Veris Residential, Inc.	37,761	561,884
		2,092,269
Retail REITs — 2.3%
Agree Realty Corp.	58,891	4,241,919
FrontView REIT, Inc.	9,038	133,401
Kimco Realty Corp.	213,136	4,320,267
NNN REIT, Inc.	111,035	4,400,317
Regency Centers Corp.	35,293	2,436,276
Tanger, Inc.	19,739	658,690
Urban Edge Properties	49,587	951,574
		17,142,444
Semiconductors & Semiconductor Equipment — 2.9%
ACM Research, Inc., Class A(a)	2,618	103,280
Ambarella, Inc.(a)	15,428	1,092,920
Astera Labs, Inc.(a)	15,843	2,635,641
Axcelis Technologies, Inc.(a)	1,260	101,228
Cirrus Logic, Inc.(a)	5,729	678,886
Credo Technology Group Holding Ltd.(a)	21,054	3,029,460
Impinj, Inc.(a)	4,615	803,056
Kulicke & Soffa Industries, Inc.	9,809	446,898
Lattice Semiconductor Corp.(a)	12,357	909,228
MACOM Technology Solutions Holdings, Inc.(a)	1,509	258,462
MaxLinear, Inc.(a)	25,206	439,341
Navitas Semiconductor Corp.(a)	10,066	71,871
Onto Innovation, Inc.(a)	4,459	703,898
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc.	2,046	$ 72,715
Qorvo, Inc.(a)	16,095	1,360,188
Rambus, Inc.(a)	19,400	1,782,666
Rigetti Computing, Inc.(a)(b)	34,308	759,922
Semtech Corp.(a)	2,711	199,774
Silicon Laboratories, Inc.(a)	9,678	1,264,915
SiTime Corp.(a)	3,529	1,246,408
Skyworks Solutions, Inc.	31,179	1,977,060
Synaptics, Inc.(a)	20,502	1,517,558
		21,455,375
Software — 4.6%
8x8, Inc.(a)	80,071	157,740
ACI Worldwide, Inc.(a)	34,047	1,627,787
Alarm.com Holdings, Inc.(a)	39,861	2,033,708
Amplitude, Inc., Class A(a)	66,405	768,970
Appian Corp., Class A(a)	12,459	441,298
Asana, Inc., Class A(a)	27,333	374,735
Aurora Innovation, Inc., Class A(a)	153,724	590,300
Box, Inc., Class A(a)	34,108	1,020,170
Braze, Inc., Class A(a)	4,115	141,103
C3.ai, Inc., Class A(a)(b)	40,774	549,634
Cipher Mining, Inc.(a)	12,385	182,803
Cleanspark, Inc.(a)(b)	30,418	307,830
Clearwater Analytics Holdings, Inc., Class A(a)	31,921	769,935
Confluent, Inc., Class A(a)	40,393	1,221,484
Dolby Laboratories, Inc., Class A	4,961	318,595
Dropbox, Inc., Class A(a)	10,242	284,728
D-Wave Quantum, Inc.(a)	28,770	752,335
Dynatrace, Inc.(a)	24,077	1,043,497
Elastic NV(a)	24,061	1,815,162
Five9, Inc.(a)	18,615	373,231
Freshworks, Inc., Class A(a)	50,470	618,257
Gitlab, Inc., Class A(a)	17,634	661,804
Guidewire Software, Inc.(a)	17,698	3,557,475
Hut 8 Corp.(a)	6,951	319,329
InterDigital, Inc.	799	254,386
JFrog Ltd.(a)	6,538	408,363
Klaviyo, Inc., Class A(a)	6,934	225,147
LiveRamp Holdings, Inc.(a)	22,623	664,438
Manhattan Associates, Inc.(a)	6,436	1,115,423
MARA Holdings, Inc.(a)	11,664	104,743
Nutanix, Inc., Class A(a)	16,759	866,273
Ooma, Inc.(a)	43,567	511,041
Pagaya Technologies Ltd., Class A(a)	19,922	416,370
Porch Group, Inc.(a)	8,752	79,906
Progress Software Corp.(a)	10,172	436,989
Q2 Holdings, Inc.(a)	3,230	233,077
Qualys, Inc.(a)	12,696	1,687,298
RingCentral, Inc., Class A(a)	26,793	773,782
Riot Platforms, Inc.(a)	22,143	280,552
Rubrik, Inc., Class A(a)	15,001	1,147,276
SentinelOne, Inc., Class A(a)	9,721	145,815
SoundHound AI, Inc., Class A(a)	19,104	190,467
Sprout Social, Inc., Class A(a)	15,810	178,179
Tenable Holdings, Inc.(a)	34,792	818,656
Terawulf, Inc.(a)(b)	28,521	327,706
UiPath, Inc., Class A(a)	14,691	240,785
Unity Software, Inc.(a)	27,978	1,235,788
Workiva, Inc., Class A(a)	2,500	215,625
Zeta Global Holdings Corp., Class A(a)	52,113	1,060,500
		33,550,495

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs — 1.1%
CubeSmart	148,387	$ 5,349,351
EPR Properties	42,545	2,122,996
Four Corners Property Trust, Inc.	12,067	278,265
		7,750,612
Specialty Retail — 2.8%
Abercrombie & Fitch Co., Class A(a)	5,916	744,647
Advance Auto Parts, Inc.	5,460	214,578
American Eagle Outfitters, Inc.	24,258	639,684
Asbury Automotive Group, Inc.(a)	1,372	319,031
AutoNation, Inc.(a)	1,238	255,622
Bath & Body Works, Inc.	20,172	405,054
Boot Barn Holdings, Inc.(a)	5,537	977,114
Camping World Holdings, Inc., Class A	21,273	206,986
CarMax, Inc.(a)	22,621	874,075
Carvana Co., Class A(a)	1,670	704,773
EVgo, Inc., Class A(a)	16,700	48,597
Five Below, Inc.(a)	6,775	1,276,139
Floor & Decor Holdings, Inc., Class A(a)	4,453	271,143
Gap, Inc. (The)	36,502	934,451
Group 1 Automotive, Inc.	4,668	1,835,924
Lithia Motors, Inc., Class A	7,029	2,335,948
Murphy U.S.A., Inc.	1,677	676,703
Penske Automotive Group, Inc.	11,619	1,839,172
Petco Health & Wellness Co., Inc.(a)	32,056	90,077
RealReal, Inc. (The)(a)	14,371	226,774
Revolve Group, Inc., Class A(a)	8,749	264,132
RH(a)	3,945	706,747
Sonic Automotive, Inc., Class A	1,460	90,316
Upbound Group, Inc.	3,605	63,304
Urban Outfitters, Inc.(a)	15,621	1,175,637
Victoria’s Secret & Co.(a)	12,798	693,268
Warby Parker, Inc., Class A(a)	15,611	340,164
Wayfair, Inc., Class A(a)	16,435	1,650,238
Zumiez, Inc.(a)	27,131	706,763
		20,567,061
Technology Hardware, Storage & Peripherals — 1.3%
IonQ, Inc.(a)	38,912	1,745,982
Pure Storage, Inc., Class A(a)	61,401	4,114,481
Quantum Computing, Inc.(a)	8,008	82,162
Sandisk Corp.(a)	16,422	3,898,254
		9,840,879
Textiles, Apparel & Luxury Goods — 0.9%
Amer Sports, Inc.(a)	2,978	111,228
G-III Apparel Group Ltd.	26,794	775,954
Levi Strauss & Co., Class A	14,241	295,358
Ralph Lauren Corp., Class A	8,877	3,138,996
Tapestry, Inc.	19,302	2,466,217
		6,787,753
Trading Companies & Distributors — 1.7%
Air Lease Corp., Class A	15,777	1,013,357
Applied Industrial Technologies, Inc.	6,605	1,695,966
BlueLinx Holdings, Inc.(a)	3,824	234,908
Boise Cascade Co.	25,214	1,855,750
DNOW, Inc.(a)	80,794	1,070,520
FTAI Aviation Ltd.	11,251	2,214,759
GATX Corp.	1,960	332,416
Security	Shares	Value
Trading Companies & Distributors (continued)
Global Industrial Co.	1,733	$ 50,638
Herc Holdings, Inc.	2,312	343,055
McGrath RentCorp	2,589	271,664
QXO, Inc.(a)	21,763	419,808
SiteOne Landscape Supply, Inc.(a)	929	115,716
Watsco, Inc.	1,209	407,373
WESCO International, Inc.	8,112	1,984,520
Xometry, Inc., Class A(a)	3,600	214,092
		12,224,542
Water Utilities — 0.2%
Essential Utilities, Inc.	7,252	278,187
H2O America	17,589	861,685
		1,139,872
Wireless Telecommunication Services — 0.0%
Millicom International Cellular SA	5,249	291,005
Total Common Stocks — 98.5% (Cost: $646,987,335)		724,252,541
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(a)(c)	8,512	8,342
Poseida Therapeutics, Inc., CVR(a)(c)	4,680	6,833
		15,175
Consumer Staples Distribution & Retail — 0.0%
Akouos, Inc., CVR(a)(c)	2,192	—
Walgreens Boots Alliance, Inc., CVR(a)(c)	37,514	19,882
		19,882
Total Rights — 0.0% (Cost: $ —)		35,057
Total Long-Term Investments — 98.5% (Cost: $646,987,335)		724,287,598
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(d)(e)(f)	12,530,926	12,537,191
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65%(d)(e)	6,439,199	6,439,199
Total Short-Term Securities — 2.6% (Cost: $18,975,565)		18,976,390
Total Investments — 101.1% (Cost: $665,962,900)		743,263,988
Liabilities in Excess of Other Assets — (1.1)%		(8,355,138)
Net Assets — 100.0%		$ 734,908,850

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage SMID Cap Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,061,431	$ 7,476,543 (a)	$ —	$ (1,441)	$ 658	$ 12,537,191	12,530,926	$ 146,819 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,391,091	3,048,108 (a)	—	—	—	6,439,199	6,439,199	181,953	—
				$ (1,441)	$ 658	$ 18,976,390		$ 328,772	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	60	03/20/26	$ 7,494	$ (143,417)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage SMID Cap Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 724,251,053	$ —	$ 1,488	$ 724,252,541
Rights	—	—	35,057	35,057
Short-Term Securities
Money Market Funds	18,976,390	—	—	18,976,390
	$ 743,227,443	$ —	$ 36,545	$ 743,263,988
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (143,417)	$ —	$ —	$ (143,417)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust